INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 34,317	$ 32,194
Marketable securities
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	83	830
Property and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	304	261
Environmental reclamation provision
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	624	0
Mineral properties
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	2,242	1,417
Non-capital loss carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	26,403	24,172
Net capital loss carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	763	1,580
Investment tax credits
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	3,857	3,857
Undeducted financing costs and others
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 41	$ 77